Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2022
Shareholders Explanatory [Abstract]
Schedule of stock option and RSU transactions
	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2022	1,023,334	14.61	8,125	173,800	572	8,697
Granted	-	-	-	-	-	-
Exercised option or vested RSU	(186,007)	14.29	(1,447)	(148,800)	(3,172)	(4,619)
Expired	-	-	-	-	-	-
Amortized value of stock-based compensation	-	-	-	-	2,654	2,654
Outstanding at September 30, 2022	837,327	14.69	6,678	25,000	54	6,732

Exercisable at September 30, 2022	837,327

	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2021	2,611,691	12.51	22,524	135,450	487	23,011
Granted	-	-	-	173,800	573	573
Exercised option or vested RSU	(1,585,501)	11.17	(14,370)	(135,450)	(3,413)	(17,783)
Expired	(2,856)	6.30	(37)	-	-	(37)
Amortized value of stock-based compensation	-	-	8	-	2,925	2,933
Outstanding at December 31, 2021	1,023,334	14.61	8,125	173,800	572	8,697

Exercisable at December 31, 2021	1,023,334

Schedule of outstanding share
	Options Outstanding		Options Exercisable
	Number	Remaining	Number
Exercise price	outstanding	contractual life	Exercisable
$13.14	359,827	3 months	359,827
$16.94	50,000	1 year 1 months	50,000
$15.46	377,500	1 year 3 months	377,500
$17.72	50,000	1 year 9 months	50,000
	837,327		837,327

Schedule of basic and diluted earnings per common share
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Weighted average number of common shares outstanding	80,282,633	77,113,125	79,897,513	75,759,358
Dilutive effect of options [1]	737,327	1,814,164	737,327	1,814,164
Dilutive effect of RSUs [1]	25,000	-	25,000	-
	81,044,960	78,927,289	80,659,840	77,573,522